EQUITY ACCOUNTED INVESTMENTS - Gross Revenue, Net Income, Other Comprehensive Income and Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 57,385	[1]	$ 46,587	$ 37,635
Net income	240	[2]	2,153	580
OCI	(331)	[3]	283	72
Comprehensive income (loss)	(91)	[3]	2,436	652
Dealer software and technology services operations
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	34,786		29,988	22,580
Engineered components manufacturing
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	7,524		4,457	4,399
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	15,075		12,142	10,656
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	9,697		8,297	7,045
Net income	748		181	(8)
OCI	16		(109)	39
Comprehensive income (loss)	764		72	31
Investments accounted for using equity method | Dealer software and technology services operations
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	621		315	252
Net income	197		51	(18)
OCI	5		(6)	8
Comprehensive income (loss)	202		45	(10)
Investments accounted for using equity method | Engineered components manufacturing
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	5,614		4,900	4,080
Net income	95		(294)	(123)
OCI	2		(99)	31
Comprehensive income (loss)	97		(393)	(92)
Investments accounted for using equity method | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	3,462		3,082	2,713
Net income	456		424	133
OCI	9		(4)	0
Comprehensive income (loss)	$ 465		$ 420	$ 133

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.
[2]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.
[3]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.